General information	12 Months Ended
Dec. 31, 2017
General information
General information

1General information

Nexa Resources S.A. (“NEXA” or the “Company” or the “parent”) was incorporated on February 26, 2014 under the laws of Luxembourg as a public limited liability company (société anonyme). The Company’s registered office is located in the city of Luxembourg in the Grand Duchy of Luxembourg.

The Company’s controlling shareholder is Votorantim S.A. (“VSA”), which holds 64.25% of its equity. VSA is a Brazilian privately owned industrial conglomerate that holds ownership interests in metal, steel, cement, energy and pulp companies, among others.

The Company operates in the mining and smelting segments, principally engaged in zinc content production. The Company also produces copper, lead, silver and gold, which are byproducts of zinc production. The Company’s mining segment is comprised of five mines located in Peru and Brazil, which operates primarily through its subsidiaries NEXA BR (as defined below) and NEXA PERU (as defined below). The Company’s smelting segment is comprised of three assets, one located in Peru and two in Brazil, that operates through its subsidiaries NEXA BR (as defined below) and NEXA CJM (as defined below). The information on the Company structure is provided in note 2.1 (a).

On December 18th, 2017, the shareholders of subsidiary Compañia Minera Milpo S.A.A approved the change of its corporate name to Nexa Resources Perú S.A.A. This change is still in process of being formalized before the Peruvian Public Registry. Given that such change has been duly approved by Compañia Minera Milpo S.A.A shareholders, the Company refers to this subsidiary herein as “NEXA PERU”.

On December 18th, 2017, the shareholders of subsidiary Compañia Minera Atacoccha S.A.A approved the change of its corporate name to Nexa Resources Atacocha S.A.A. This change is still in process of being formalized before the Peruvian Public Registry. Given that such change has been duly approved by Compañia Minera Atacoccha S.A.A shareholders, the Company refers to this subsidiary herein as “NEXA ATACOCHA”.

On December 4th, 2017, the shareholders of subsidiary Votorantim Metais — Cajamarquilla S.A. approved the change of its corporate name to Nexa Resources Cajamarquilla S.A. This change is still in process of being formalized before the Peruvian Public Registry. Given that such change has been duly approved by Votorantim Metais — Cajamarquilla S.A. shareholders, the Company refers to this subsidiary herein as “NEXA CJM”.

On November 16th, 2017, the Board of subsidiary Milpo UK Ltd. approved the change of its corporate name to Nexa Resources UK Ltd. This change is still in process of being formalized before the UK Public Registry (Companies House). Given that such change has been already approved by Milpo UK Ltd. Board and its shareholders, the Company refers to this subsidiary herein as “NEXA UK”.

On November 13th, 2017, the shareholders of subsidiary Votorantim Metais Zinco S.A. approved the change of its corporate name to Nexa Recursos Minerais S.A. This change has been submitted to the approval of the National Defense Office (Conselho de Defesa Nacional - CDN) as Votorantim Metais Zinco S.A. possesses mineral rights in border areas. After receiving the CDN’s approval, same corporate act will be submitted to the Brazilian Public Registry. Given that such change has been duly approved by Votorantim Metais Zinco S.A. shareholders, the Company refers to this subsidiary herein as “NEXA BR”.

Main transactions for the year ended December 31, 2017

(i)Transfer of Export Prepayments

In February 2017, Companhia Brasileira de Alumínio (“CBA”) transferred its Export Prepayments (advances received from banks to finance future exports) amounting to US$ 100,000 and US$ 290,000 to NEXA BR, a wholly-owned subsidiary of NEXA, with the consent of the operation’s counterparties, NEXA and Votorantim GmbH (“VGmbH”), respectively. The amount net of transaction costs is US$ 389,471.

Due to the transfer, CBA became a debtor of NEXA BR by an amount of US$ 389,471 (R$ 1,215,489 thousand) denominated in Brazilian Reais at February 2017. CBA’s debt, including the export prepayments of US$ 367,417 (R$ 1,215,489 thousand) and other payables of US$ 10,244, was liquidated in June 2017 through the transfer from CBA to NEXA BR of property, plant and equipment amounting to US$ 2,848, intangible assets amounting to US$ 705 and 25.80% of the participation in Votorantim Investimentos Latino-Americanos S.A. (“VILA”), amounting to US$ 374,108, which impacted the Equity line item since VILA is a fully consolidated subsidiary.  This was a non-cash transaction and the difference between the amounts in US dollars is related to foreign exchange variation.

(ii)Bond issuance

On May 4, 2017, the Company issued an aggregate principal amount of US$ 700,000 in unsecured bonds set to mature in 2027 at an interest rate of 5.375% per year. The proceeds from this offering were used to repay a portion of existing consolidated debt with banks, thereby extending the maturity of outstanding debt. These securities are guaranteed by NEXA BR, NEXA PERU and NEXA CJM.

(iii)Energy Assets compensation payment

On May 19, 2017, VILA issued new shares subscribed by NEXA BR, amounting to R$ 129,187 thousand (US$ 39,827). The shares were fully subscribed through cash contributions.

On May 31, 2017, VILA executed a capital reduction transaction whereby it transferred cash to VSA in the amount of R$ 129,187 thousand (US$ 39,827).

On May 31, 2017, NEXA BR paid in cash the remaining balance of Energy Assets compensation, as mentioned on note 1 (vii), to VSA in the amount of R$ 50,450 thousand (US$ 15,553).

(iv)Conversion of share capital into share premium

The Company approved the conversion of share capital into share premium in the amount of US$ 200,000 in June 2017, US$ 300,000 in September 2017 and US$ 428,596 in October 2017.

(v)Reimbursement of share premium

The Company approved the reimbursement of share premium to its shareholders amounting to US$ 140,000 in June 2017, US$ 140,000 in September 2017 and US$ 150,000 in October 2017. All payments were proportional with their participations.

(vi)Put option reversion

During 2016, the Company granted to the minority shareholders a Put Option over their stake in the Company’s capital. The Company determined that, as the Put Option could be exercised in the event of certain change of control which could be out of the control of the Company, the option met the criteria under IAS 32 for recognition as a liability and corresponding equity reserve.

In June 2017, a new agreement was signed between NEXA’s shareholders, and the liability of the put option that had been granted by the Company to the minority shareholders was transferred to VSA, the Company’s controlling shareholder. Since VSA was at that moment the grantor of the put option amounting US$ 173,734, NEXA derecognized the liability as of June 30, 2017 against Shareholders’ Equity. This was a non-cash transaction.

Due to the closing of the Company’s initial public offering (note 1(x)), the Option expired.

(vii)Energy Assets

In the period from April 2016 to June 2017, the Company had a liability with its controlling shareholder VSA for the right to use the energy generation assets (the “Energy Assets”), owned by Nexa BR. On June 30, 2017, under the amended shareholders agreement, NEXA received all of the Energy Assets, has no further obligation with VSA to compensate for the right to use the Energy Assets, and acquired one third of the total outstanding share capital, representing 100% of ordinary shares with voting rights and control over Pollarix S.A. (“Pollarix”) (formerly denominated as “Holding B Company”). The remaining two thirds, representing 100% of preferred shares with limited voting and non-controlling rights are held by VSA and its subsidiaries.

Pollarix is a holding company with 20.98% interest in Campos Novos Energia S.A. (“Enercan”) (another energy producing joint operation). NEXA agreed to pay to CBA US$ 81,620 (R$ 270,000 thousand) for one third of Pollarix shares, of which US$ 59,549 (R$ 197,000 thousand) was paid in June 2017 and US$ 22,277 (R$ 73,000 thousand) was paid in October 2017. The difference between the amounts in US dollars is related to foreign exchange variation.

The impact on NEXA consolidated financial statements are: (a) NEXA will hold a 1/3 (one third) interest (all ordinary shares) in Pollarix and VSA and its subsidiaries will hold 2/3 (two-thirds) interest (all preferred shares), the latter of which have limited voting rights and are entitled to dividends per share equal to 1.25 times the dividends per share payable on the ordinary shares, (b) NEXA BR will contribute the Energy Assets to Pollarix, issuing new ordinary and preferred shares, (c) NEXA BR will spin off all of the new issued preferred shares of Pollarix to VSA, (d) NEXA BR will have its capital reduced by US$ 87,666 (R$ 290,000 thousand) paid in cash to VSA, and (e) NEXA will hold a 100% participation in NEXA BR and VILA, previously held by VSA. All of these transactions are considered to be under common control of VSA with a net impact in the Company’s shareholders equity. In accordance with the Company’s accounting policy for common control transaction, as the Energy Assets are consolidated retroactively, the liability with VSA from April 2016 until June 2017, has been eliminated from the consolidated income statement and no gain or loss is recorded as a result of this transaction.

Additionally, the non-controlling interest participations held by VSA and its subsidiaries as of December 31, 2017 relating to Pollarix S.A. (67%), NEXA BR (0%) and VILA (0%) has been reflected retroactively in these consolidated financial statements.

In order to fully implement step (b), transfer of Energy Assets is subject to the prior consent of the Brazilian Electricity Regulatory Agency (“ANEEL”). Management believes that such consent is perfunctory, based on precedents in similar cases and on the fact that the Energy Assets belong to the same economic group. Such consent is expected to occur during the first quarter of 2018.

(viii)Capital increase

The Company approved a capital increase of US$ 63,216 in July and capital increase of US$ 137,176 in October 2017 for its subsidiary NEXA BR, of which US$ 19,176 was paid by VSA.

(ix)Dividend distribution

On September 19, 2017, the Board of Directors of NEXA PERU approved a dividend payment of US$ 335,001 to its shareholders, proportional with such shareholders’ participations. US$ 55,073 was paid to NEXA PERU’s non-controlling shareholders on October 16, 2017.

(x)Initial public offering

On October 27, 2017, the Company announced the pricing of its initial public offering. That same day, its common shares began trading on the New York Stock Exchange (NYSE) and the Toronto Stock Exchange (TSX), under the ticker symbol “NEXA”.

On October 31, 2017, the Company announced the closing of its initial public offering of 35,650,000 of the Company’s common shares at a public offering price of US$16.00 per share, which included an aggregate of 15,150,000 shares sold by VSA (including pursuant to the exercise in full by the underwriters of their over-allotment option for 4,650,000 shares).

As a consequence, the capital of the Company increased in US$ 20,500 related to the issuance of new shares. The remaining US$ 307,500 was designated as share premium constitution, reduced by US$ 21,569 related to underwriter expenses.

(xi)Capital reduction of Pollarix

On October 27, 2017, the subsidiary Pollarix decreased its share capital by US$ 57,134 (R$ 189,000 thousand), cancelling 81,818,181 ordinary shares and 163,636,364 preferred shares fully paid in cash to its then existing shareholder, CBA. The transaction decreased the Company’s Equity in the amount of US$ 38,280 as on the consolidated financial statements NEXA already has one third interest in Pollarix (Note 1 (vii)).